PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 94.5%
Common Stocks
Aerospace & Defense — 1.3%
Boeing Co. (The)	13,218	$1,971,332
Automobiles — 4.9%
Tesla, Inc.*(a)	14,209	7,445,516
Beverages — 1.8%
Constellation Brands, Inc. (Class A Stock)	18,724	2,684,273
Biotechnology — 2.3%
BioMarin Pharmaceutical, Inc.*	19,305	1,631,273
Vertex Pharmaceuticals, Inc.*	7,993	1,901,934
		3,533,207
Capital Markets — 1.9%
S&P Global, Inc.	11,461	2,808,518
Food & Staples Retailing — 4.5%
Costco Wholesale Corp.	23,851	6,800,636
Food Products — 1.4%
Mondelez International, Inc. (Class A Stock)	40,971	2,051,828
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.*	48,496	1,582,424
Hotels, Restaurants & Leisure — 1.2%
Marriott International, Inc. (Class A Stock)	25,068	1,875,337
Interactive Media & Services — 9.6%
Alphabet, Inc. (Class A Stock)*	3,049	3,542,786
Alphabet, Inc. (Class C Stock)*	5,284	6,144,288
Facebook, Inc. (Class A Stock)*	28,993	4,836,032
		14,523,106
Internet & Direct Marketing Retail — 10.0%
Alibaba Group Holding Ltd. (China), ADR*	27,530	5,354,034
Amazon.com, Inc.*	5,037	9,820,740
		15,174,774
IT Services — 13.8%
FleetCor Technologies, Inc.*	4,870	908,450
Mastercard, Inc. (Class A Stock)	35,588	8,596,637
Shopify, Inc. (Canada) (Class A Stock)*	5,742	2,394,012
Visa, Inc. (Class A Stock)(a)	56,167	9,049,627
		20,948,726
Life Sciences Tools & Services — 2.8%
Illumina, Inc.*	15,817	4,319,939
Pharmaceuticals — 5.7%
AstraZeneca PLC (United Kingdom), ADR	108,237	4,833,864
Eli Lilly & Co.	27,297	3,786,640
		8,620,504
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 1.4%
QUALCOMM, Inc.	31,720	$2,145,858
Software — 19.4%
Adobe, Inc.*	22,545	7,174,721
Microsoft Corp.	79,831	12,590,147
salesforce.com, Inc.*	54,547	7,853,677
Splunk, Inc.*	14,260	1,800,040
		29,418,585
Specialty Retail — 1.5%
Home Depot, Inc. (The)	12,351	2,306,055
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	19,690	5,006,970
Textiles, Apparel & Luxury Goods — 6.7%
Kering SA (France), ADR	76,233	3,954,206
NIKE, Inc. (Class B Stock)	74,776	6,186,966
		10,141,172

Total Long-Term Investments (cost $58,976,525)		143,358,760
Short-Term Investments — 16.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	9,914,433	9,914,433
PGIM Institutional Money Market Fund (cost $15,212,817; includes $15,199,613 of cash collateral for securities on loan)(b)(w)	15,244,205	15,219,815

Total Short-Term Investments (cost $25,127,250)		25,134,248

TOTAL INVESTMENTS—111.1% (cost $84,103,775)		168,493,008

Liabilities in excess of other assets — (11.1)%		(16,781,337)

Net Assets — 100.0%		$151,711,671

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,992,529; cash collateral of $15,199,613 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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